Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
Our operating leases primarily relate to preferred berthing arrangements, real estate and shipboard equipment and are included within Operating lease right-of-use assets, and Long-term operating lease liabilities with the current portion of the liability included within Current portion of operating lease liabilities in our consolidated balance sheet as of December 31, 2019. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet. We recognize lease expense for these leases on a straight-line basis over the lease term. Refer to Note 2. Summary of Significant Accounting Policies, for further information on the adoption of ASC 842.
Finance leases are included within Property and equipment, net and Long-term debt, with the current portion of the debt reported within Current portion of debt, in our consolidated balance sheets.
Our finance leases include two ships, Silver Whisper and Silver Explorer, operated by Silversea Cruises. The finance lease for Silver Whisper will expire in 2022, subject to an option to purchase the ship, and the finance lease for Silver Explorer will expire in 2021, subject to an option to extend the lease for up to an additional 6 years.
In June 2019, the Company entered into a new master lease agreement (“Master Lease”) with Miami-Dade County relating to the buildings and surrounding land located at its Miami headquarters, which are classified as finance leases in accordance with ASC 842. Prior to entering into the Master Lease, the buildings were classified as operating lease assets. The finance lease for the buildings and land will expire in 2072, which includes an initial 43 years lease term and two five-year options to extend the lease. We consider the possibility of exercising the two five-year options reasonably certain.
For some of our real estate leases and berthing agreements, we do have the option to extend our current lease term. For those lease agreements with renewal options, the renewal periods for real estate leases range from one to 10 years and the renewal periods for berthing agreements range from one year to 20 years. Generally, we do not include renewal options as a component of our present value calculation for berthing agreements. However, for certain real estate leases, we include them. Additionally, we do have a residual value guarantee associated with our lease of a terminal at PortMiami in Miami, Florida that approximates a percentage of cost of the asset as of the inception of the lease. We consider the possibility of incurring costs associated with the residual value guarantee to be remote.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate in determining the present value of lease payments. We estimate our incremental borrowing rates based on LIBOR and U.S. Treasury note rates corresponding to lease terms increased by the Company’s credit risk spread and reduced by the estimated impact of collateral. We used the incremental borrowing rate as of the adoption date for operating leases that commenced prior to that date. In addition, we have lease agreements with lease and non-lease components, which are generally accounted for separately. However, for berthing agreements, we account for the lease and non-lease components as a single lease component.
Additionally, we bareboat charter to Pullmantur Holdings the vessels currently operated by its brands, which were retained by us following the sale of our 51% interest in Pullmantur Holdings in 2016. We account for the bareboat charters of these vessels as operating leases for which we are the lessor.  The remaining payments and term of these leases are immaterial to our consolidated financial statements.
Supplemental balance sheet information for leases was as follows (in thousands):

As of December 31, 2019
Lease assets:
Finance lease right-of-use assets, net:
Property and equipment, gross	$376,159
Accumulated depreciation	(57,955)
Property and equipment, net	318,204
Operating lease right-of-use assets	687,555
Total lease assets	$1,005,759
Lease liabilities:
Finance lease liabilities:
Current portion of debt	$33,561
Long-term debt	196,697
Total finance lease liabilities	230,258
Operating lease liabilities:
Current portion of operating lease liabilities	96,976
Long-term operating lease liabilities	601,641
Total operating lease liabilities	698,617
Total lease liabilities	$928,875

The components of lease expense were as follows (in thousands):

	Consolidated Statement of Comprehensive Income (Loss) Classification	Twelve Months Ended December 31, 2019
Lease costs:
Operating lease costs	Commission, transportation and other	$76,226
Operating lease costs	Other operating expenses	27,868
Operating lease costs	Marketing, selling and administrative expenses	18,837
Finance lease costs:
Amortization of right-of-use-assets	Depreciation and amortization expenses	22,044
Interest on lease liabilities	Interest expense, net of interest capitalized	8,355
Total lease costs		$153,330

In addition, certain of our berth agreements include variable lease costs based on the number of passengers berthed. During the twelve months ended December 31, 2019, we had $103.3 million of variable lease costs recorded within Commission, transportation and other in our consolidated statement of comprehensive income (loss).
Weighted average of the remaining lease terms and weighted average discount rates are as follows:

As of December 31, 2019
Weighted average of the remaining lease term
Operating leases	10.3
Finance leases	30.22
Weighted average discount rate
Operating leases	4.65%
Finance leases	4.47%

Supplemental cash flow information related to leases is as follows (in thousands):

Twelve Months Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$125,307
Operating cash flows from finance leases	$8,355
Financing cash flows from finance leases	$32,090

As of December 31, 2019, maturities related to lease liabilities were as follows (in thousands):

Years	Operating Leases	Finance Leases
2020	$126,235	$43,793
2021	113,033	46,726
2022	104,907	23,801
2023	101,547	12,539
2024	75,510	12,528
Thereafter	417,122	405,756
Total lease payments	938,354	545,143
Less: Interest	(239,737)	(314,885)
Present value of lease liabilities	$698,617	$230,258

Operating lease payments do not include any costs related to options to extend lease terms as none are reasonably certain of being exercised.
Under ASC 840, Leases, future minimum lease payments under noncancelable operating leases, primarily for offices, warehouses and motor vehicles, as of December 31, 2018 were as follows (in thousands):

Years
2019	$67,682
2020	64,237
2021	56,142
2022	52,759
2023	52,522
Thereafter	383,974
$677,316

Total expense for operating leases, under ASC 840, primarily for offices, warehouses and motor vehicles amounted to $32.2 million and $29.3 million for the years ended December 31, 2018 and 2017, respectively.
In July 2016, we executed an agreement with Miami Dade County (“MDC”), which was simultaneously assigned to Sumitomo Banking Corporation (“SMBC”), to lease land from MDC and construct a new cruise terminal of approximately 170,000 square feet at PortMiami in Miami, Florida, which was completed during the fourth quarter of 2018 and serves as a homeport. During the construction period, SMBC funded the costs of the terminal’s construction and land lease. Once the terminal was substantially completed, we commenced operating and leasing the terminal from SMBC for a five-year term. We determined that the lease arrangement between SMBC and us should be accounted for as an operating lease.

Leases	Leases
Our operating leases primarily relate to preferred berthing arrangements, real estate and shipboard equipment and are included within Operating lease right-of-use assets, and Long-term operating lease liabilities with the current portion of the liability included within Current portion of operating lease liabilities in our consolidated balance sheet as of December 31, 2019. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet. We recognize lease expense for these leases on a straight-line basis over the lease term. Refer to Note 2. Summary of Significant Accounting Policies, for further information on the adoption of ASC 842.
Finance leases are included within Property and equipment, net and Long-term debt, with the current portion of the debt reported within Current portion of debt, in our consolidated balance sheets.
Our finance leases include two ships, Silver Whisper and Silver Explorer, operated by Silversea Cruises. The finance lease for Silver Whisper will expire in 2022, subject to an option to purchase the ship, and the finance lease for Silver Explorer will expire in 2021, subject to an option to extend the lease for up to an additional 6 years.
In June 2019, the Company entered into a new master lease agreement (“Master Lease”) with Miami-Dade County relating to the buildings and surrounding land located at its Miami headquarters, which are classified as finance leases in accordance with ASC 842. Prior to entering into the Master Lease, the buildings were classified as operating lease assets. The finance lease for the buildings and land will expire in 2072, which includes an initial 43 years lease term and two five-year options to extend the lease. We consider the possibility of exercising the two five-year options reasonably certain.
For some of our real estate leases and berthing agreements, we do have the option to extend our current lease term. For those lease agreements with renewal options, the renewal periods for real estate leases range from one to 10 years and the renewal periods for berthing agreements range from one year to 20 years. Generally, we do not include renewal options as a component of our present value calculation for berthing agreements. However, for certain real estate leases, we include them. Additionally, we do have a residual value guarantee associated with our lease of a terminal at PortMiami in Miami, Florida that approximates a percentage of cost of the asset as of the inception of the lease. We consider the possibility of incurring costs associated with the residual value guarantee to be remote.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate in determining the present value of lease payments. We estimate our incremental borrowing rates based on LIBOR and U.S. Treasury note rates corresponding to lease terms increased by the Company’s credit risk spread and reduced by the estimated impact of collateral. We used the incremental borrowing rate as of the adoption date for operating leases that commenced prior to that date. In addition, we have lease agreements with lease and non-lease components, which are generally accounted for separately. However, for berthing agreements, we account for the lease and non-lease components as a single lease component.
Additionally, we bareboat charter to Pullmantur Holdings the vessels currently operated by its brands, which were retained by us following the sale of our 51% interest in Pullmantur Holdings in 2016. We account for the bareboat charters of these vessels as operating leases for which we are the lessor.  The remaining payments and term of these leases are immaterial to our consolidated financial statements.
Supplemental balance sheet information for leases was as follows (in thousands):

As of December 31, 2019
Lease assets:
Finance lease right-of-use assets, net:
Property and equipment, gross	$376,159
Accumulated depreciation	(57,955)
Property and equipment, net	318,204
Operating lease right-of-use assets	687,555
Total lease assets	$1,005,759
Lease liabilities:
Finance lease liabilities:
Current portion of debt	$33,561
Long-term debt	196,697
Total finance lease liabilities	230,258
Operating lease liabilities:
Current portion of operating lease liabilities	96,976
Long-term operating lease liabilities	601,641
Total operating lease liabilities	698,617
Total lease liabilities	$928,875

The components of lease expense were as follows (in thousands):

	Consolidated Statement of Comprehensive Income (Loss) Classification	Twelve Months Ended December 31, 2019
Lease costs:
Operating lease costs	Commission, transportation and other	$76,226
Operating lease costs	Other operating expenses	27,868
Operating lease costs	Marketing, selling and administrative expenses	18,837
Finance lease costs:
Amortization of right-of-use-assets	Depreciation and amortization expenses	22,044
Interest on lease liabilities	Interest expense, net of interest capitalized	8,355
Total lease costs		$153,330

In addition, certain of our berth agreements include variable lease costs based on the number of passengers berthed. During the twelve months ended December 31, 2019, we had $103.3 million of variable lease costs recorded within Commission, transportation and other in our consolidated statement of comprehensive income (loss).
Weighted average of the remaining lease terms and weighted average discount rates are as follows:

As of December 31, 2019
Weighted average of the remaining lease term
Operating leases	10.3
Finance leases	30.22
Weighted average discount rate
Operating leases	4.65%
Finance leases	4.47%

Supplemental cash flow information related to leases is as follows (in thousands):

Twelve Months Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$125,307
Operating cash flows from finance leases	$8,355
Financing cash flows from finance leases	$32,090

As of December 31, 2019, maturities related to lease liabilities were as follows (in thousands):

Years	Operating Leases	Finance Leases
2020	$126,235	$43,793
2021	113,033	46,726
2022	104,907	23,801
2023	101,547	12,539
2024	75,510	12,528
Thereafter	417,122	405,756
Total lease payments	938,354	545,143
Less: Interest	(239,737)	(314,885)
Present value of lease liabilities	$698,617	$230,258

Operating lease payments do not include any costs related to options to extend lease terms as none are reasonably certain of being exercised.
Under ASC 840, Leases, future minimum lease payments under noncancelable operating leases, primarily for offices, warehouses and motor vehicles, as of December 31, 2018 were as follows (in thousands):

Years
2019	$67,682
2020	64,237
2021	56,142
2022	52,759
2023	52,522
Thereafter	383,974
$677,316

Total expense for operating leases, under ASC 840, primarily for offices, warehouses and motor vehicles amounted to $32.2 million and $29.3 million for the years ended December 31, 2018 and 2017, respectively.
In July 2016, we executed an agreement with Miami Dade County (“MDC”), which was simultaneously assigned to Sumitomo Banking Corporation (“SMBC”), to lease land from MDC and construct a new cruise terminal of approximately 170,000 square feet at PortMiami in Miami, Florida, which was completed during the fourth quarter of 2018 and serves as a homeport. During the construction period, SMBC funded the costs of the terminal’s construction and land lease. Once the terminal was substantially completed, we commenced operating and leasing the terminal from SMBC for a five-year term. We determined that the lease arrangement between SMBC and us should be accounted for as an operating lease.